Themes Copper Miners ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Industrial Services - 2.0%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A (a)	7,100	$21,224

Materials - 97.1%(b)
29Metals Ltd. (a)	33,121	6,431
Aeris Resources Ltd. (a)	16,626	1,915
Altius Minerals Corp.	499	10,033
Antofagasta PLC	1,504	37,356
Arizona Sonoran Copper Co., Inc. (a)	1,892	3,154
Atalaya Mining Copper, S.A.	3,110	19,381
Aurubis AG	252	26,211
Avino Silver & Gold Mines Ltd. (a)	3,465	12,468
BHP Group Ltd.	1,617	39,110
Boliden AB (a)	605	18,871
Capstone Copper Corp. (a)	6,327	38,842
Central Asia Metals PLC	5,238	11,461
Chalice Mining Ltd. (a)	13,187	14,624
China Nonferrous Mining Corp. Ltd.	38,929	36,152
Cia de Minas Buenaventura SAA - ADR	1,208	19,835
Collective Mining Ltd. (a)	1,002	10,964
ERO Copper Corp. (a)	1,604	27,092
First Quantum Minerals Ltd. (a)	2,876	51,089
Foran Mining Corp. (a)	3,537	7,922
Freeport-McMoRan, Inc.	2,335	101,222
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	2,800	20,757
Glencore PLC	10,061	39,166
GoldMining, Inc. (a)	1,421	1,023
Hudbay Minerals, Inc.	2,296	24,364
Imperial Metals Corp. (a)	673	2,417
Ivanhoe Electric, Inc. (a)	1,271	11,528
Ivanhoe Mines Ltd. - Class A (a)	5,173	38,862
Jiangxi Copper Co. Ltd. - Class A	9,000	29,428
Jiangxi Copper Co. Ltd. - Class H	15,400	29,898
Jinchuan Group International Resources Co. Ltd.	97,134	7,919
Jiujiang Defu Technology Co. Ltd. - Class A (a)	14,600	42,177
Lundin Mining Corp.	3,568	37,521
Mitsubishi Materials Corp.	1,000	15,836
MMG Ltd. (a)	61,633	30,071
NGEx Minerals Ltd. (a)	1,447	16,895
Nittetsu Mining Co. Ltd.	300	15,499
Power Metallic Mines, Inc. (a)	4,236	3,640
Ramelius Resources Ltd.	5,772	9,573
Sandfire Resources Ltd. (a)	2,614	19,303
Sandstorm Gold Ltd.	1,621	15,249
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	15,600	9,971
Sierra Metals, Inc. (a)	5,179	4,336
Solaris Resources, Inc. (a)	2,333	10,691
SolGold PLC (a)	79,517	7,498
Southern Copper Corp.	392	39,668
Talon Metals Corp. (a)	9,342	1,749
Taseko Mines Ltd. (a)	5,046	15,934
Teck Resources Ltd. - Class B	1,151	46,547
US Goldmining, Inc. (a)	316	2,591
WA1 Resources Ltd. (a)	1,338	13,949
Xanadu Mines Ltd. (a)	60,854	3,164
		1,061,357
TOTAL COMMON STOCKS (Cost $1,013,204)		1,082,581

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	6,748	6,748
TOTAL SHORT-TERM INVESTMENTS (Cost $6,748)		6,748

TOTAL INVESTMENTS - 99.7% (Cost $1,019,952)		1,089,329
Other Assets in Excess of Liabilities - 0.3%		3,508
TOTAL NET ASSETS - 100.0%		$1,092,837
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Copper Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	1,074,662	7,919	–	1,082,581
Money Market Funds	6,748	–	–	6,748
Total Investments	1,081,410	7,919	–	1,089,329

Refer to the Schedule of Investments for further disaggregation of investment categories.